Filed with the Securities and Exchange Commission on January 17, 2014

1933 Act Registration File No.  333-191807
1940 Act File No. 811- 22899
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	1	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	1	[		]

(Check appropriate box or boxes.)

CAPITAL GUARDIAN FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

888 Seventh Avenue, 24th Floor
New York, NY 10106-0001
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (800) 704-705-1860

Brian Kirkpatrick, President and Principal Executive Officer
Capital Guardian Funds Trust
888 Seventh Avenue, 24th Floor
New York, NY 10106-0001
(Name and Address of Agent for Service)

Copy to:
Thomas R. Westle, Esq.
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On [ ] pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note:   This Post-Effective Amendment (“PEA”) No. 1 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Pre-Effective Amendment No. 2 on Form N-1A filed on December 31, 2013.  This PEA No. 1 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Pre-Effective Amendment No. 2 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on January 17, 2014.

Capital Guardian Funds Trust

By: /s/ Brian Kirkpatrick
Brian Kirkpatrick, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 17 day of January, 2014.

Signature		Title

/s/Robert P. Morse*		Chairman and Trustee
Robert P. Morse

/s/Brian Kirkpatrick		President and Principal Executive Officer
Brian Kirkpatrick

/s/Michael R. Linburn*		Executive Vice President, Chief Compliance Officer,
Michael R. Linburn		and Secretary

/s/James L. Farrell, Ph.D.*		Trustee
James L. Farrell, Ph.D.

/s/Harlan K. Ullman, Ph.D.*		Trustee
Harlan K. Ullman, Ph.D.

/s/Amb. Kurt D. Volker*		Trustee
Amb. Kurt D. Volker

/s/Jian Wang*		Treasurer, Chief Financial Officer
Jian Wang

*By:	/s/Brian Kirkpatrick
Brian Kirkpatrick Attorney-in-Fact
(Pursuant to Powers of Attorney previously filed)

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE